Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

Note I – Equity

Prior to the Merger, Legacy MIC had two classes of capital stock outstanding: common stock and preferred stock. Following the Merger, we retain two classes of capital stock authorized for issuance under our Charter: 500,000,000 shares of common stock, par value $0.0001 per share, and 100,000,000 shares of preferred stock, par value $0.0001 per share, of which 97,000 are designated as shares of Series 1 Preferred Stock, 50,000 are designated as shares of Series A Preferred Stock and 60,000 are designated as shares of Series 2 Preferred Stock.

By virtue of the consummation of the Merger, the Sponsor owns 1,900,000 Earn-out Shares subject to vesting restrictions and forfeiture under the terms of the Sponsor Agreement, as follows: (a) 950,000 Earnout Shares will vest at such time as the aggregate volume-weighted average price per share of our common stock for any 5-consecutive trading day period after the Closing Date equals or exceeds $13.00 per share (provided that such shares will be cancelled if not vested prior to December 31, 2026) and (b) 950,000 Earn-out Shares will vest at such time as the aggregate volume-weighted average price per share of our common stock for any 5-consecutive trading day period after the Closing Date equals or exceeds $16.00 per share (provided that such shares will be cancelled if they have not vested prior to December 31, 2028). The Earn-out Shares are classified as a liability on the Consolidated Balance Sheet, as certain settlement provisions within the agreement can affect the settlement value of the shares.

As described in Note A above, each issued and outstanding share of Legacy MIC Series 1 Preferred Stock and Legacy MIC Series A Preferred Stock converted into the right to receive one share of Series 1 Preferred Stock or one share of Series A Preferred Stock, as applicable, having terms materially the same as the applicable Legacy MIC Preferred Stock, except that the shares of Series 1 Preferred Stock and Series A Preferred Stock will be convertible into shares of our common stock instead of shares of Legacy MIC common stock.

Series A Convertible Redeemable Preferred Stock

The terms of the Series A Preferred Stock provide that the holders of the Series A Preferred Stock are entitled to receive, when and as authorized by the Board and declared by us out of legally available funds, cumulative cash dividends on each share at an annual rate of 7.50% of the stated value pari passu with the dividend preference of the Series 1 Preferred Stock and in preference to any payment of any dividend on our common stock until the occurrence of a Listing Event, at which time, the annual dividend rate was reduced to 5.75% on the stated value of the Series A Preferred Stock. The closing of the Merger and the listing of our common stock on the NYSE American constituted a Listing Event under the terms of the Series A Preferred Stock.

In March 2020, the Board unanimously authorized the suspension of the payment of distributions on the Series A Preferred Stock; however, such distributions will continue to accrue in accordance with the terms of the Series A Preferred Stock. Since initial issuance, we had declared distributions of approximately $1.4 million of which approximately $0.6 million had been paid to Series A stockholders. As of December 31, 2023 and 2022, approximately $0.8 million and $0.6 million of Series A Preferred Stock distributions that were accrued and unpaid, respectively, are included in Accrued Preferred Distributions on the Consolidated Balance Sheet.

Subject to our redemption rights, each share of Series A Preferred Stock is convertible into common stock at the election of the holder thereof by delivery of a written notice, containing the information required by our charter, by a holder of shares of Series A Preferred Stock electing to convert such shares into common stock (the “Series A Preferred Stock Conversion Notice”), containing the information required by the charter, at any time. Subject to our redemption rights, the conversion of Series A Preferred Stock into common stock will occur at the end of the 20th trading day after our receipt of such Series A Preferred Stock Conversion Notice. Each share of Series A Preferred Stock will convert into a number of shares of common stock determined by dividing the sum of (i) 100% of the Series A Preferred Stock stated value, which is $1,000, plus (ii) any accrued but unpaid dividends to, but not including, the date of conversion by the volume weighted average price per share of common stock for the 20 trading days prior to the delivery date of the Series A Preferred Stock Conversion Notice.

As of December 31, 2023, approximately 50 shares of Series A Preferred Stock have been converted to approximately 14,000 shares of common stock.

Series 1 Convertible Redeemable Preferred Stock

The terms of the Series 1 Preferred Stock provide that the holders of the Series 1 Preferred Stock are entitled to receive, when and as authorized by the Board and declared by us out of legally available funds, cumulative cash dividends on each share at an annual rate of 7.00% of the stated value pari passu with the dividend preference of the Series A Preferred Stock and in preference to any payment of any dividend on our common stock until the occurrence of a Listing Event, at which time, the annual dividend rate was reduced to 5.50% on the stated value of the Series 1 Preferred Stock. The closing of the Merger and the listing of our common stock on the NYSE American constituted a Listing Event under the terms of the Series 1 Preferred Stock.

On March 24, 2020, the Board unanimously authorized the suspension of the payment of distributions on the Series 1 Preferred Stock, however, such distributions will continue to accrue in accordance with the terms of the Series 1 Preferred Stock. Since initial issuance, the Company had declared distributions of approximately $16.1 million of which approximately $6.4 million had been paid to Series 1 Preferred Stock stockholders. As of December 31, 2023 and 2022, approximately $9.7 million and $7.9 million of Series 1 Preferred Stock distributions that were accrued and unpaid, respectively, are included in Accrued Preferred Distributions on the consolidated balance sheet.

Subject to our redemption rights, each share of Series 1 Preferred Stock is convertible into common stock at the election of the holder thereof by delivery of a written notice, containing the information required by our charter, by a holder of shares of Series 1 Preferred Stock electing to convert such shares into common stock (the “Series 1 Preferred Stock Conversion Notice”), containing the information required by the charter, at any time. Subject to our redemption rights, the conversion of Series 1 Preferred Stock into common stock will occur at the end of the 20th trading day after our receipt of such Series 1 Preferred Stock Conversion Notice. Each share of Series 1 Preferred Stock will convert into a number of shares of common stock determined by dividing the sum of (i) 100% of the Series 1 Preferred Stock stated value, which is $1,000, plus (ii) any accrued but unpaid dividends to, but not including, the date of conversion by the volume weighted average price per share of common stock for the 20 trading days prior to the delivery date of the Series 1 Preferred Stock Conversion Notice.

As of December 31, 2023, approximately 3,100 shares of Series 1 Preferred Stock have been converted to approximately 1.0 million shares of common stock.

Series 2 Convertible Preferred Stock

On June 15, 2023, the Preferred PIPE Investors each entered into a Preferred Subscription Agreement with FWAC pursuant to which, among other things, the Preferred PIPE Investors agreed to subscribe for and purchase, and FWAC agreed to issue and sell to the Preferred PIPE Investors, a total of 46,000 shares of Series 2 Preferred Stock at $1,000 per share for an aggregate purchase price of $46,000,000, on the terms and subject to the conditions set forth therein.

The Series 2 Preferred Stock was entitled to receive dividends at a cumulative annual rate of 10% during the period between the initial issuance of such shares and the conversion thereof into shares of our common stock; provided that if the date of distribution occurs prior to the first anniversary of the original date of issuance of such share, the holder of such share of Series 2 Preferred Stock shall receive dividends at a cumulative annual rate of 10% of the $1,000.00 per share liquidation preference for a period of one year, and will be paid in full on the conversion date. Dividends were to be paid in kind and also convert into shares of our common stock on the earlier of (a) a change of control of MIC and (b) December 31, 2023. The Series 2 Preferred Stock converted at a conversion price of $3.67 per share of common stock, subject to appropriate adjustment in relation to certain events, such as recapitalizations, stock dividends, stock splits, stock combinations, reclassifications or similar events affecting the Series 2 Preferred Stock, as set forth in the Charter. Accordingly, the aggregate of 46,000 shares of Series 2 Preferred Stock converted into a total of 13,787,462 shares of our common stock, which number is comprised of (i) 12,534,058 shares of our common stock issuable upon the conversion of 46,000 shares of Series 2 Preferred Stock based on the stated value of such shares and (ii) 1,253,404 shares of our common stock issuable upon the conversion of the dividends. Because the terms and amount of the dividend are contractually agreed upon, at the time of the Merger we recorded the full $4.6 million value of the paid-in-kind dividend.

Warrants

In accordance with its warrant agreement between Legacy MIC and Color Up, dated August 25, 2021 (the “Warrant Agreement”), Color Up had the right to purchase up to 1,702,128 shares of common stock, at an exercise price of $11.75 per share for an aggregate cash purchase price of up to $20.0 million (the “Common Stock Warrants”). Each whole Common Stock Warrant entitled the registered holder thereof to purchase one whole share of common stock at a price of $11.75 per share, subject to customary adjustments, at any time following a “Liquidity Event,” which was defined as an initial public offering and/or listing of the common stock on the Nasdaq Global Market, the Nasdaq Global Select Market, or the New York Stock Exchange.

As of the Closing Date, FWAC, Legacy MIC, and Color Up entered into a Warrant Assumption and Amendment Agreement (the “Warrant Assumption and Amendment Agreement”) to the Warrant Agreement, whereby the Company assumed the Common Stock Warrants remaining outstanding and unexpired at that time, and such Common Stock Warrants became the common stock warrants of the Company. Subsequent to the Closing date, on August 29, 2023, New MIC and Color Up entered into an Amended and Restated Warrant Agreement (the “Amended Warrant Agreement”), pursuant to which the Warrant Agreement was amended and restated to (i) reflect the effects of the Merger (including but not limited to the reduction in the exercise price of the Common Stock Warrants from $11.75 to $7.83 per share and the increase in the number of the underlying shares from 1,702,128 shares of Legacy MIC common stock to 2,553,192 shares of our common stock) and (ii) permit Color Up to exercise the Common Stock Warrants on a cashless basis at Color Up’s option.

The Common Stock Warrants expire on August 25, 2026 and are classified as equity and recorded at the issuance date fair value.

Securities Purchase Agreement

On November 2, 2021, Legacy MIC entered into a securities purchase agreement (the “Securities Purchase Agreement”) by and among the Company, the Operating Partnership, and HS3, pursuant to which the Operating Partnership issued and sold to HS3 (a) 1,702,128 newly issued OP Units; and (b) 425,532 newly-issued Class A units of limited partnership of the Operating Partnership (“Class A Units”) which entitle HS3 to purchase up to 425,532 additional OP Units (the “Additional OP Units”) at an exercise price equal to $11.75 per Additional OP Unit, subject to adjustment as provided in the Class A Unit agreement, and HS3 paid to the Operating Partnership cash consideration of $20.0 million. The Additional OP Units are available to be exercised only upon completion of a Liquidity Event, as defined in the Securities Purchase Agreement. In connection with the Merger, the number of Class A Units was adjusted to 638,298 and the exercise price for the Class A Units was adjusted to $7.83 per Class A Unit. The Common Units generally may be redeemed by the holder thereof for cash or, at the option of the Company, for shares of common stock. Such securities were issued in a private placement transaction exempt from registration pursuant to Section 4(a)(2) of the Securities Act. On August 29, 2023, the Operating Company issued 156,138 Common Units to HS3 upon the cashless exercise of 638,298 Class A Units based upon a fair market value of $10.37 per Common Unit.

Convertible Noncontrolling Interests

As of December 31, 2023, the Operating Company had approximately 42 million Common Units outstanding, excluding any equity incentive units granted. Beginning six months after first acquiring Common Units, each member will have the right to redeem the Common Units for either cash or common stock, subject to both the Company’s discretion and the terms and conditions set forth in the limited liability company agreement of the Operating Company (the “Operating Agreement”).

The Common Units not held by the Company outstanding as of December 31, 2023 are classified as noncontrolling interests within permanent equity on our Consolidated Balance Sheet.